Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 51,774	$ 23,637
Holdbacks	380	64
Accrued trade receivables	12,266	8,415
Contract receivables, included in accounts receivable	64,420	32,116
Other receivables	4,367	4,115
Total accounts receivable	68,787	36,231
Contract assets	9,759	7,008	$ 19,094
Total	$ 78,546	$ 43,239